Income Taxes (Operating Loss Carryforwards) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 11.8	$ 10.4